Capital and Reserves - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Foreign currency translation differences for foreign operations	₩ (138,667)	₩ (178,452)
Other comprehensive loss from associates	(24,779)	(24,569)
Reserves	₩ (163,446)	₩ (203,021)	₩ (300,968)	₩ (288,280)